Average Annual Total Returns - Transamerica Asset Allocation Long Horizon	R4 1 Year	R4 5 Years	R4 10 Years	R4 Since Inception	R4 Inception Date	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions 5 Years	R4 Return After Taxes on Distributions 10 Years	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R 5 Years	R 10 Years	R Since Inception	R Inception Date	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) Since Inception	Transamerica Asset Allocation Long Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica Asset Allocation Long Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years	Transamerica Asset Allocation Long Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Asset Allocation Long Horizon Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	21.48%	11.86%	9.88%		Sep. 11, 2000	18.16%	9.86%	8.56%		14.61%	9.03%	7.71%		21.19%			12.10%	May 19, 2017	18.40%	15.22%	13.88%	15.83%	16.56%	12.71%	10.91%	12.86%